Expected credit loss measurement - Sensitivity analysis (Detail) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights	[1]	$ 118	$ 131	$ 38
Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 359
ECL with adjusted probabilities of scenario weights in percent of baseline		152.00%
Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 102
ECL with adjusted probabilities of scenario weights in percent of baseline		275.00%
Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 61
ECL with adjusted probabilities of scenario weights in percent of baseline		150.00%
Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 47
ECL with adjusted probabilities of scenario weights in percent of baseline		133.00%
Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 34
ECL with adjusted probabilities of scenario weights in percent of baseline		118.00%
Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 115
ECL with adjusted probabilities of scenario weights in percent of baseline		122.00%
Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 237
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 37
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 41
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 35
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 29
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 95
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
Upside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 204
ECL with adjusted probabilities of scenario weights in percent of baseline		86.00%
Upside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 29
ECL with adjusted probabilities of scenario weights in percent of baseline		78.00%
Upside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 32
ECL with adjusted probabilities of scenario weights in percent of baseline		79.00%
Upside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 31
ECL with adjusted probabilities of scenario weights in percent of baseline		89.00%
Upside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 28
ECL with adjusted probabilities of scenario weights in percent of baseline		97.00%
Upside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 83
ECL with adjusted probabilities of scenario weights in percent of baseline		88.00%
Mild downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 473
ECL with adjusted probabilities of scenario weights in percent of baseline		200.00%
Mild downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 173
ECL with adjusted probabilities of scenario weights in percent of baseline		468.00%
Mild downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 80
ECL with adjusted probabilities of scenario weights in percent of baseline		198.00%
Mild downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 46
ECL with adjusted probabilities of scenario weights in percent of baseline		130.00%
Mild downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 39
ECL with adjusted probabilities of scenario weights in percent of baseline		135.00%
Mild downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 135
ECL with adjusted probabilities of scenario weights in percent of baseline		142.00%
Severe downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 826
ECL with adjusted probabilities of scenario weights in percent of baseline		349.00%
Severe downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 365
ECL with adjusted probabilities of scenario weights in percent of baseline		988.00%
Severe downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 119
ECL with adjusted probabilities of scenario weights in percent of baseline		293.00%
Severe downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 108
ECL with adjusted probabilities of scenario weights in percent of baseline		308.00%
Severe downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 63
ECL with adjusted probabilities of scenario weights in percent of baseline		216.00%
Severe downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 171
ECL with adjusted probabilities of scenario weights in percent of baseline		180.00%
UBS AG
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights	[1]	$ 117	$ 131	$ 38
UBS AG | Weighted average
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 359
ECL with adjusted probabilities of scenario weights in percent of baseline		152.00%
UBS AG | Weighted average | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 102
ECL with adjusted probabilities of scenario weights in percent of baseline		275.00%
UBS AG | Weighted average | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 61
ECL with adjusted probabilities of scenario weights in percent of baseline		150.00%
UBS AG | Weighted average | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 47
ECL with adjusted probabilities of scenario weights in percent of baseline		133.00%
UBS AG | Weighted average | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 34
ECL with adjusted probabilities of scenario weights in percent of baseline		118.00%
UBS AG | Weighted average | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 115
ECL with adjusted probabilities of scenario weights in percent of baseline		122.00%
UBS AG | Baseline ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 237
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 37
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 41
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 35
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 29
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Baseline ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 95
ECL with adjusted probabilities of scenario weights in percent of baseline		100.00%
UBS AG | Upside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 204
ECL with adjusted probabilities of scenario weights in percent of baseline		86.00%
UBS AG | Upside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 29
ECL with adjusted probabilities of scenario weights in percent of baseline		78.00%
UBS AG | Upside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 32
ECL with adjusted probabilities of scenario weights in percent of baseline		79.00%
UBS AG | Upside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 31
ECL with adjusted probabilities of scenario weights in percent of baseline		89.00%
UBS AG | Upside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 28
ECL with adjusted probabilities of scenario weights in percent of baseline		97.00%
UBS AG | Upside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 83
ECL with adjusted probabilities of scenario weights in percent of baseline		88.00%
UBS AG | Mild downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 473
ECL with adjusted probabilities of scenario weights in percent of baseline		200.00%
UBS AG | Mild downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 173
ECL with adjusted probabilities of scenario weights in percent of baseline		468.00%
UBS AG | Mild downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 80
ECL with adjusted probabilities of scenario weights in percent of baseline		198.00%
UBS AG | Mild downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 46
ECL with adjusted probabilities of scenario weights in percent of baseline		130.00%
UBS AG | Mild downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 39
ECL with adjusted probabilities of scenario weights in percent of baseline		135.00%
UBS AG | Mild downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 135
ECL with adjusted probabilities of scenario weights in percent of baseline		142.00%
UBS AG | Severe downside ECL scenario
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 826
ECL with adjusted probabilities of scenario weights in percent of baseline		349.00%
UBS AG | Severe downside ECL scenario | Private clients with mortgages
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 365
ECL with adjusted probabilities of scenario weights in percent of baseline		988.00%
UBS AG | Severe downside ECL scenario | Real estate financing
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 119
ECL with adjusted probabilities of scenario weights in percent of baseline		293.00%
UBS AG | Severe downside ECL scenario | Large corporate clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 108
ECL with adjusted probabilities of scenario weights in percent of baseline		308.00%
UBS AG | Severe downside ECL scenario | SME clients
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 63
ECL with adjusted probabilities of scenario weights in percent of baseline		216.00%
UBS AG | Severe downside ECL scenario | Other segments
ECL Measurement Sensitivity Analysis [Line Items]
Expected credit loss adjusted with scenario weights		$ 171
ECL with adjusted probabilities of scenario weights in percent of baseline		180.00%

[1]	Prior-period information may not be comparable as a result of the adoption of IFRS 9 and IFRS 15, both effective 1 January 2018. Refer to Note 1b and c for more information on these changes